INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Inventory Disclosure [Line Items]
Period of time on the market when inventory adjustment formula is first applied	2 years
Raw materials and consumables	$ 424	$ 370
Work-in-progress	79	61
Finished goods and goods for resale	1,341	1,260
Total inventories	1,844	1,691
Foreign exchange movements	1	(1)
Cost of inventories recognised as an expense and included in cost of goods sold	1,407	1,129	$ 1,147
Loss on factory shutdown costs or reduction in production	0	85
Inventories recognised as an expense within cost of goods sold resulting from inventory write-offs	105	144	$ 70
Reserves for excess and obsolete inventories
Schedule Of Inventory Disclosure [Line Items]
Provision	430
Foreign exchange movements	11
Excess and obsolete inventory
Schedule Of Inventory Disclosure [Line Items]
Provision	$ 430	$ 377
Orthopaedic instruments | Minimum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	3 years
Orthopaedic instruments | Maximum
Schedule Of Inventory Disclosure [Line Items]
Useful economic life	7 years